Document And Entity Information	0 Months Ended
Sep. 26, 2014
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Sep. 26, 2014
Registrant Name	Claymore Exchange-Traded Fund Trust 2
Central Index Key	0001365662
Amendment Flag	false
Document Creation Date	Sep. 26, 2014
Document Effective Date	Sep. 29, 2014
Prospectus Date	Sep. 29, 2014